Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of December 31,
	2018	2019
	US$	US$
Electronic equipment	6,353,867	9,622,184
Office equipment and furniture	157,009	334,452
Motor vehicles	82,470	82,470
Leasehold improvements	596,345	1,410,105
Construction in progress	23,714	76,200
Total	7,213,405	11,525,411
Less: Accumulated depreciation	(3,002,354)	(5,855,562)
Property and equipment, net	4,211,051	5,669,849

For the years ended December 31, 2017, 2018 and 2019, depreciation expenses were US$899,018,  US$1,153,606 and US$2,958,276, respectively.